Convertible Notes Payable - Schedule of Conversions Accounted as Extinguishments (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2016 Note principal converted to common stock				$ 3,144,000	$ 0
Gain on extinguishment of debt		$ 602,555	$ 0	(24,172,736)	$ 0
2015 Notes
Debt Instrument [Line Items]
Total 2016 Note principal extinguished	$ 13,700,000			13,666,887
Fair value of common stock issued				(36,631,149)
Debt discount related to extinguished 2015 Note				(3,529,806)
Derivative liability extinguished				5,519,044
Gain on extinguishment of debt				20,975,024
2016 Notes
Debt Instrument [Line Items]
2016 Note principal redemptions in cash		38,900,000		38,900,000
Total 2016 Note principal extinguished		42,750,968
Fair value of common stock issued		(4,597,119)
Debt discount related to extinguished 2015 Note		(20,831,582)
Cash paid for redemption of principal		(38,896,891)		$ (38,900,000)
Derivative liability extinguished		19,454,397
Accrued underwriting fees eliminated		2,722,782
Gain on extinguishment of debt		602,555
2016 Notes | Principal Converted to Common Stock [Member]
Debt Instrument [Line Items]
2016 Note principal converted to common stock		3,854,077
2016 Notes | Principal Redemptions in Cash [Member]
Debt Instrument [Line Items]
2016 Note principal redemptions in cash		$ 38,896,891